Note 11 - Right-of-use Assets, Net and Lease Liabilities	12 Months Ended
Dec. 31, 2019
Statement Line Items [Line Items]
Disclosure of leases [text block]
11	Right-of-use assets, net and lease liabilities

Right of use assets evolution
Year ended December 31, 2019	Land and Civil Buildings	Industrial Buildings, Plant and Production Equipment	Vehicles, furniture and fixtures	Total
Cost
Opening net book amount	27,713	202,352	8,335	238,400
Increase due to business combinations	229	2,038	-	2,267
Currency translation adjustment	(88)	6	8	(74)
Additions	9,292	24,985	7,165	41,442
Disposals	(1,009)	(4,488)	(818)	(6,315)
Transfers	-	496	(496)	-
At December 31, 2019	36,137	225,389	14,194	275,720

Depreciation
Accumulated at the beginning of the year	-	-	-	-
Translation differences	(3)	3	8	8
Depreciation charge	8,514	31,869	3,908	44,291
Transfers / Reclassifications	-	(62)	62	-
Disposals / Consumptions	(181)	(1,229)	(295)	(1,705)
Accumulated at the end of the year	8,330	30,581	3,683	42,594
At December 31, 2019	27,807	194,808	10,511	233,126

Depreciation of right-of-use assets was mainly included in Tubes segment.

The initial cost of right-of-use assets consists of the initial lease liability plus lease payments made in
2018
of approximately
$4
million.

Lease liability evolution

(all amounts in thousands of U.S. dollars)	2019
Year ended December 31, 2019
Opening net book amount	234,149
Increase due to business combinations	2,267
Translation differences	2,690
Additions	36,957
Cancellations	(4,688)
Repayments	(43,974)
Interest accrued	2,766
At December 31, 2019	230,167

(
*
) The weighted average lessee’s incremental borrowing rate applied to the lease liabilities on
January 1, 2019
was
2.4%.

The amount of remaining payments with maturity less than
1
year, between
2
and
5
years and more than
5
years is approximately
16%,
44%
and
40%
of the total remaining payments, respectively.

Expense relating to short-term leases and low value leases (included in cost of sales and selling, general and administrative expenses
) in the period amounted to
$15.1
million and
$1.3
million respectively.